Financial risk management - Metal and input price risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gold price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	$ 48.6	$ 49.9
Copper price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	11.9	24.7
Fuel and electricity price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	$ 7.5	$ 5.7